Voya MI Dynamic Small Cap Fund Expense Example, No Redemption - Class A C I R R6 and W Shares [Member] - Voya MI Dynamic Small Cap Fund	May 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 687
Expense Example, No Redemption, 3 Years	925
Expense Example, No Redemption, 5 Years	1,182
Expense Example, No Redemption, 10 Years	1,914
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	195
Expense Example, No Redemption, 3 Years	603
Expense Example, No Redemption, 5 Years	1,037
Expense Example, No Redemption, 10 Years	2,243
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	88
Expense Example, No Redemption, 3 Years	283
Expense Example, No Redemption, 5 Years	495
Expense Example, No Redemption, 10 Years	1,104
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	145
Expense Example, No Redemption, 3 Years	449
Expense Example, No Redemption, 5 Years	776
Expense Example, No Redemption, 10 Years	1,702
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	84
Expense Example, No Redemption, 3 Years	262
Expense Example, No Redemption, 5 Years	455
Expense Example, No Redemption, 10 Years	1,014
Class W
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	94
Expense Example, No Redemption, 3 Years	293
Expense Example, No Redemption, 5 Years	509
Expense Example, No Redemption, 10 Years	$ 1,131